united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22483

Copeland Trust

(Exact name of registrant as specified in charter)

161 Washington St., Suite #1325, Conshohocken, PA 19428

(Address of principal executive offices) (Zip code)

Richard Malinowski

Gemini Fund Services, LLC, 80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2734

Date of fiscal year end: 11/30/17

Date of reporting period: 02/28/17

Item 1. Schedule of Investments.

Copeland Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2017
Shares	Security		Market Value

	COMMON STOCK - 99.9%
	AEROSPACE & DEFENSE - 6.9%
18,256	Boeing Co.		$ 3,290,279
40,346	Harris Corp.		4,434,025
34,945	HEICO Corp.		2,870,732
10,230	Lockheed Martin Corp.		2,727,113
			13,322,149
	BANKS - 4.4%
81,619	Bank of the Ozarks, Inc.		4,467,008
68,196	SunTrust Banks, Inc.		4,056,980
			8,523,988
	BEVERAGES - 1.9%
40,035	Dr Pepper Snapple Group, Inc.		3,740,870

	BIOTECHNOLOGY - 1.7%
18,645	Amgen, Inc.		3,291,402

	CHEMICALS - 4.0%
19,069	International Flavors & Fragrances, Inc.		2,396,973
3,475	NewMarket Corp.		1,514,023
12,289	Sherwin-Williams Co.		3,791,648
			7,702,644
	COMMERCIAL SERVICES - 2.7%
18,202	Ecolab, Inc.		2,256,502
22,132	Equifax, Inc.		2,901,727
			5,158,229
	COMPUTERS - 2.3%
32,395	Apple, Inc.		4,437,791

	DISTRIBUTION/WHOLESALE - 2.6%
55,630	Core-Mark Holding Co, Inc.		1,809,088
27,813	Pool Corp.		3,190,429
			4,999,517
	DIVERSIFIED FINANCIAL SERVICES - 6.7%
18,150	Ameriprise Financial, Inc.		2,386,725
5,355	BlackRock, Inc.		2,074,848
62,794	Discover Financial Services		4,467,165
44,062	Visa, Inc.		3,874,812
			12,803,550
	ELECTRIC - 2.2%
46,590	Fortis, Inc.		1,480,630
20,825	NextEra Energy, Inc.		2,728,075
			4,208,705
Copeland Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2017
Shares	Security		Market Value
	FOOD - 2.5%
70,793	Hormel Foods Corp.		$ 2,495,453
71,895	Kroger Co.		2,286,261
			4,781,714
	GAS - 1.4%
54,630	UGI Corp.		2,634,805

	HAND/MACHINE TOOLS - 1.3%
14,258	Snap-on, Inc.		2,419,155

	HEALTHCARE PRODUCTS - 3.5%
14,799	CR Bard, Inc.		3,629,307
37,359	Medtronic PLC		3,022,717
			6,652,024
	HEALTHCARE SERVICES - 4.0%
36,686	Quest Diagnostics, Inc.		3,574,684
24,992	UnitedHealth Group, Inc.		4,133,177
			7,707,861
	HOUSEHOLD PRODUCTS/WARES - 2.1%
79,885	Church & Dwight Co, Inc.		3,981,468

	INSURANCE - 4.1%
50,070	Allstate Corp.		4,113,751
27,574	Chubb Ltd		3,809,900
			7,923,651
	LODGING - 1.6%
36,614	Wyndham Worldwide Corp.		3,047,749

	MACHINERY DIVERSIFIED - 1.3%
21,371	Nordson Corp.		2,565,375

	MEDIA - 4.0%
104,976	Comcast Corp.		3,928,202
34,723	Walt Disney Co.		3,822,655
			7,750,857
	OIL & GAS - 2.5%
21,681	Exxon Mobil Corp.		1,763,099
37,932	Phillips 66		2,965,903
			4,729,002
	PHARMACEUTICALS - 3.3%
33,781	AmerisourceBergen Corp.		3,091,299
61,642	Zoetis, Inc.		3,286,135
			6,377,434
	PIPELINES - 2.5%
116,001	Enbridge, Inc.		4,854,656

Copeland Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2017
Shares	Security		Market Value
	REAL ESTATE INVESTMENT TRUSTS - 3.8%
26,303	American Tower Corp.		$ 3,019,321
69,695	Omega Healthcare Investors, Inc.		2,274,845
58,821	Tanger Factory Outlet Centers, Inc.		1,992,267
			7,286,433
	RETAIL - 10.7%
30,126	Casey's General Stores, Inc.		3,451,837
20,440	Costco Wholesale Corp.		3,621,559
28,805	CVS Health Corp.		2,321,107
27,038	Home Depot, Inc.		3,918,077
54,090	Ross Stores, Inc.		3,709,492
64,531	Starbucks Corp.		3,669,878
			20,691,950
	SEMICONDUCTORS - 4.2%
22,023	Broadcom Ltd.		4,645,311
45,005	Texas Instruments, Inc.		3,448,283
			8,093,594
	SOFTWARE - 6.8%
39,651	Broadridge Financial Solutions, Inc.		2,749,004
33,445	Intuit, Inc.		4,195,341
34,076	Jack Henry & Associates, Inc.		3,195,307
37,223	j2 Global, Inc.		3,030,697
			13,170,349
	TELECOMMUNICATIONS - 2.1%
50,453	Motorola Solutions, Inc.		3,984,273

	TRANSPORTATION - 2.8%
37,324	Canadian National Railway Co.		2,604,096
37,786	Ryder System, Inc.		2,877,404
			5,481,500

	TOTAL COMMON STOCK (Cost - $173,495,104)		192,322,695

	TOTAL INVESTMENTS - 99.9% (Cost - $173,495,104) (a)		$ 192,322,695
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		140,984
	NET ASSETS - 100.00%		$ 192,463,679

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $174,245,135 and differs from market value by net unrealized appreciation (depreciation) of:
		Unrealized appreciation:	$ 19,366,165
		Unrealized depreciation:	(1,288,605)
		Net unrealized appreciation:	$ 18,077,560

Copeland International Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2017
Shares	Security	Market Value

	COMMON STOCK - 99.6%
	AEROSPACE/DEFENSE - 2.0%
4,526	Safran SA	$ 323,216

	AGRICULTURE - 4.8%
8,495	Imperial Brands PLC	401,049
3,485	Philip Morris International, Inc.	381,085
		782,134
	BANKS - 3.8%
18,643	DNB ASA	306,619
6,010	Toronto-Dominion Bank	310,653
		617,272
	BUILDING MATERIALS - 2.3%
38,314	Sanwa Holdings Corp.	363,301

	CHEMICALS - 1.9%
6,544	Fuchs Petrolub SE	303,639

	COMMERCIAL SERVICES - 4.4%
7,421	Nielsen Holdings PLC	329,196
20,755	RELX PLC	388,745
		717,941
	COMPUTERS - 6.6%
2,874	Accenture PLC	352,065
4,253	Ingenico Group SA	382,880
9,100	SCSK Corp.	336,385
		1,071,330
	COSMETICS/PERSONAL CARE - 4.2%
6,700	Kao Corp.	347,510
1,798	L'Oreal SA	335,752
		683,262
	DISTRIBUTION/WHOLESALE - 2.0%
5,273	Wolseley PLC	322,657

	DIVERSIFIED FINANCIAL SERVICES - 7.7%
16,597	Close Brothers Group PLC	311,520
19,396	ORIX Corp.	303,044
8,375	Provident Financial PLC	304,132
9,700	Tokyo Century Corp.	328,864
		1,247,560
	ELECTRICAL COMPONENTS & EQUIPMENT - 2.0%
3,456	Nidec Corp.	324,179
Copeland International Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2017
Shares	Security	Market Value

	FOOD - 2.4%
5,124	Kerry Group PLC	$ 394,611

	FOREST PRODUCTS & PAPER - 2.0%
14,007	Mondi PLC	327,405

	HEALTHCARE-SERVICES - 2.2%
4,432	Fresenius SE & Co. KGaA	352,934

	HOME BUILDERS - 2.1%
20,800	Sekisui Chemical Co. Ltd.	344,998

	HOUSEHOLD PRODUCTS - 1.9%
2,466	Henkel AG & Co. KGaA	309,011

	INSURANCE - 7.7%
48,500	AIA Group Ltd.	306,147
2,570	Aon PLC	297,221
2,254	Chubb Ltd.	311,435
7,377	Tokio Marine Holdings, Inc.	324,611
		1,239,414
	INTERNET - 2.5%
15,286	Tencent Holdings Ltd.	405,668

	METAL FABRICATE/HARDWARE - 1.8%
6,688	Norma Group SE	288,535

	OIL & GAS - 1.8%
13,072	Caltex Australia Ltd.	282,720

	OIL & GAS SERVICES - 1.8%
30,226	John Wood Group PLC	284,498

	PACKAGING & CONTAINERS - 6.4%
1,666	CCL Industries, Inc.	355,112
4,570	Gerresheimer AG	359,203
8,952	Huhtamaki OYJ	323,698
		1,038,013
	PHARMACEUTICALS - 8.0%
5,961	Kaken Pharmaceutical Co. Ltd.	321,951
2,888	Merck KGaA	316,252
10,280	Novo Nordisk A/S - ADR	363,192
5,878	Shionogi & Co. Ltd.	289,057
		1,290,452

Copeland International Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2017
Shares	Security	Market Value

	PIPELINES - 1.8%
6,973	Enbridge, Inc.	$ 294,304

	REAL ESTATE - 4.1%
20,702	Hufvudstaden AB	321,870
4,033	LEG Immobilien AG	333,133
		655,003
	RETAIL - 3.9%
8,033	Alimentation Couche-Tard, Inc.	358,208
4,206	Sundrug Co. Ltd.	278,052
		636,260
	SEMICONDUCTORS - 3.1%
2,373	Broadcom Ltd.	500,537

	SOFTWARE - 2.3%
4,565	Dassault Systemes	369,902

	TRANSPORTATION - 2.1%
4,909	Canadian National Railway Co.	342,328

	TOTAL COMMON STOCK (Cost - $16,053,354)	16,113,084

	TOTAL INVESTMENTS - 99.6% (Cost - $16,053,354) (a)	$ 16,113,084
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%	62,027
	NET ASSETS - 100.00%	$ 16,175,111

ADR - American Depositary Receipt.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $16,125,804 and differs from market value by net unrealized appreciation (depreciation) of:
	Unrealized appreciation:	$ 694,748
	Unrealized depreciation:	(707,468)
	Net unrealized depreciation:	$ (12,720)

Copeland SMID Cap Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2017
Shares	Security	Market Value

	TOTAL INVESTMENTS - 0.0% (Cost - $0) (a)	$ -
	OTHER ASSETS IN EXCESS OF LIABILITIES - 100.0%	20
	NET ASSETS - 100.00%	$ 20

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $0 and differs from market value by net unrealized appreciation (depreciation) of:
	Unrealized appreciation:	$ -
	Unrealized depreciation:	-
	Net unrealized appreciation:	$ -

Copeland Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2017

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – The Funds’ securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. In the absence of a sale on the primary exchange, such securities shall be valued at the last mean on the primary exchange. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”). Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term investments that mature in 60 days or less may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the adviser in accordance with procedures approved by the Trust’s Board of Trustees (the “Board”) and evaluated by the Board as to the reliability of the fair value method used. (The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.)

Securities in which the International Fund invests may be traded in markets that close before 4:00 p.m. Eastern Time (“ET”). In order to capture the developments that occur between the close of the foreign markets and 4:00 p.m. ET, the International Fund utilizes fair value prices as provided by an independent pricing vendor on a daily basis for those securities traded on a foreign exchange. The assets valued at fair value are reflected as level 2 assets in the table above.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2017 in valuing the Fund's assets carried at fair value:

Copeland Risk Managed Dividend Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 192,322,695	$ -	$ -	$ 192,322,695
Total	$ 192,322,695	$ -	$ -	$ 192,322,695

Copeland International Risk Managed Dividend Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 2,871,423	$ 13,241,661	$ -	$ 16,113,084
Total	$ 2,871,423	$ 13,241,661	$ -	$ 16,113,084

Copeland SMID Cap Dividend Growth
As of February 28, 2017, Copeland SMID Cap Dividend Growth held no securities.

Copeland Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2017

* See each Fund's Portfolio of Investments for industry classification.
The Funds did not hold any level 3 securities during the period.
There were no transfers into or out of Level 1, Level 2, and Level 3 during the current period presented.
It is the Funds' policy to record transfers in to or out of any Level at the end of the reporting period.

Foreign Currency – TThe accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge eliminate ongoing foreign currency exchange rate risks. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Copeland Trust

By (Signature and Title)

By: /s/ Mark W. Giovanniello

Mark W. Giovanniello, Principal Executive Officer

Date 4/27/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Mark W. Giovanniello

Mark W. Giovanniello, Principal Executive Officer

Date 4/27/2017

By: /s/ Steven J. Adams

Steven J. Adams, Principal Financial Officer

Date 4/27/2017